CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net loss attributable to T Stamp Inc.	$ (8,054,240)	$ (7,033,821)
Net loss attributable to non-controlling interest		(1,304)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	547,737	422,727
Stock-based compensation	1,598,233	1,722,936
Change in fair value of warrant liability	(88,367)	54,372
Repayment of shareholder loan through in-kind services	83,790	83,864
Impairment of digital assets	25,144
Changes in assets and liabilities:
Accounts receivable	(46,737)	(43,169)
Related party receivables	(18,183)	(11,854)
Prepaid expenses and other current assets	517,216	(89,122)
Other assets	27,539	(105,289)
Accounts payable and accrued expenses	(170,911)	(108,263)
Related party payables	(93,690)	121,315
Deferred revenue	1,111,410	(282,850)
Customer deposit liabilities	(280,108)
Net cash flows from operating activities	(4,841,167)	(5,270,458)
Cash flows from investing activities:
Purchases of property and equipment	(25,745)	(33,901)
Capitalized internally developed software costs	(589,282)	(368,643)
Acquisition of Pixelpin intangible asset	13,362	(90,621)
Purchase of digital assets	(30,000)
Patent application costs	(103,419)	(138,780)
Net cash flows from investing activities	(735,084)	(631,945)
Cash flows from financing activities:
Proceeds from exercise of warrants to common stock	3,385,935
Proceeds from exercise of options to common stock	78,092
Proceeds from issuance of common stock	1,007,790	3,996,472
Proceeds from issuance of common stock warrants	667,290	19,509
Principal payment on financial liability	(59,815)
Proceeds from debt, net of issuance costs		(345,000)
Proceeds from loan from Maltese government		858,589
Net cash flows from financing activities	5,079,292	4,529,570
Effect of foreign currency translation on cash	(48,145)	76,760
Net change in cash and cash equivalents	(545,104)	(1,296,073)
Cash and cash equivalents, beginning of period	3,475,695	1,469,952
Cash and cash equivalents, end of period	2,930,591	173,879
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	8	$ 29,053
Supplemental disclosure of non-cash activity:
Property and equipment acquired under financial liability	$ (297,150)